Assumptions Used in Black-Scholes Option Pricing Model for Warrants (Detail)	12 Months Ended
Dec. 31, 2017
Tranche I
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.97%
Expected volatility of common stock	73.67%
Dividend yield	0.00%
Expected life of warrants	2 years 10 months 25 days
Tranche A
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.71%
Expected volatility of common stock	56.59%
Dividend yield	0.00%
Expected life of warrants	10 months 25 days
Tranche B
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.71%
Expected volatility of common stock	56.59%
Dividend yield	0.00%
Expected life of warrants	10 months 25 days
Tranche C
Class of Warrant or Right [Line Items]
Risk-free interest rate	1.71%
Expected volatility of common stock	56.59%
Dividend yield	0.00%
Expected life of warrants	10 months 25 days